GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 10,500
Total current liabilities	1,900
Net (loss) income	104,700
Cash used in operating activities	$ 12,100
Cash on hand		$ 7,700